PHOENIX PHOLIOS(SM)
           Supplement dated September 8, 2006 to the Prospectus dated
      November 30, 2005 as supplemented January 6, 2006, January 11, 2006,
                      February 17, 2006 and March 15, 2006

IMPORTANT NOTICE TO INVESTORS

INVESTING IN EXCHANGE-TRADED FUNDS (ETFS)

The Securities and Exchange Commission has granted Phoenix PHOLIOs exemptive relief from certain restrictions of the Investment Company Act of 1940 as they pertain to a fund-of-funds investing in unaffiliated investment companies, including ETFs. As a result, each of the PHOLIOs may invest in ETFs. The Phoenix Diversifier PHOLIO intends to invest in ETFs that have less correlation to traditional equity markets and the Phoenix International PHOLIO intends to invest in ETFs within the international asset class.

Accordingly, the Prospectus is hereby updated by removing the last paragraph on page 1 describing the Trust's pending application for exemptive relief and stating that the PHOLIOs are not permitted to invest in ETFs

Additionally, as a result of the reallocation of the Diversifier PHOLIO and the International PHOLIO's assets to include investments in ETFs, the operating expenses of the underlying mutual funds in which those PHOLIOs invest are expected to be lower than previously stated. The "Annual Fund Operating Expenses" portion of the fund expense tables are shown below with the revised footnotes (e) and (f).

PHOENIX DIVERSIFIER PHOLIO

On page 48, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (e) and
(f) are amended as follows:

--------------------------------------------------------------------------------
                                                     CLASS A      CLASS C
                                                     SHARES       SHARES
                                                     ------       ------
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                       0.10%        0.10%
--------------------------------------------------------------------------------
Distribution and Shareholder Servicing (12b-1)         None        0.75%
Fees(b)(c)
--------------------------------------------------------------------------------
Other Expenses(d)                                     0.85%        0.85%
                                                      -----        -----
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.95%        1.70%
                                                      =====        =====
--------------------------------------------------------------------------------
Expense Reduction(e)                                 (0.75)%      (0.75)%
--------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(f)                 0.20%        0.95%
                                                      =====        =====
--------------------------------------------------------------------------------
(e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.20% for Class A Shares and 0.95% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.
(f) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, are estimated to be 1.32% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, are estimated to be 1.68% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.52% for Class A Shares and 2.27% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.88% for Class A Shares and 2.63% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.


PHOENIX INTERNATIONAL PHOLIO

On page 55, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (d) and
(e) are amended as follows:

--------------------------------------------------------------------------------
                                                     CLASS A      CLASS C
                                                     SHARES       SHARES
                                                     ------       ------
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                       0.10%        0.10%
--------------------------------------------------------------------------------
Distribution and Shareholder Servicing (12b-1)         None        0.75%
Fees(b)(c)
--------------------------------------------------------------------------------
Other Expenses                                        0.85%        0.85%
                                                      -----        -----
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.95%        1.70%
                                                      =====        =====
--------------------------------------------------------------------------------
Expense Reduction(d)                                 (0.75)%      (0.75)%
--------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES(e)                 0.20%        0.95%
                                                      =====        =====
--------------------------------------------------------------------------------
(d) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.20% for Class A Shares and 0.95% for Class C Shares. The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.
(e) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses and after expense reimbursement were 1.50% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds and after expense reimbursement the total annualized expense ratio is expected to be 1.70% for Class A Shares and 2.45% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.



           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

PXP 1794/ETFs (09/06)



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